Segment Information - Schedule of Segment Revenue and Expenses (Details) - DIAMIR BIOSCIENCES CORP. [Member] - USD ($)	9 Months Ended		12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	May 31, 2025	May 31, 2024
Segment Reporting Information [Line Items]
Revenue	$ 60,000	$ 100,000	$ 631,729	$ 1,319,531
Research and development
Total research and development	337,255	548,486	650,591	1,156,860
General and administrative
Total general and administrative	1,006,054	503,157	624,388	614,074
Interest expense	(87,960)	(59,450)	82,046	48,599
Income taxes	(174,546)	14,346	17,939	114,403
Net loss	$ (349,842)	$ (493,710)	(743,235)	(614,405)
Salaries and Benefits [Member]
Research and development
Total research and development			449,344	692,875
General and administrative
Total general and administrative			105,761	117,883
Consultants and Contractors [Member]
Research and development
Total research and development			176,935	278,837
General and administrative
Total general and administrative			213,509	292,234
Stock Based Compensation [Member]
Research and development
Total research and development			24,312	182,912
General and administrative
Total general and administrative				11,934
Other R&D [Member]
Research and development
Total research and development				2,236
Patents [Member]
General and administrative
Total general and administrative			44,363	30,167
Depreciation [Member]
General and administrative
Total general and administrative			20,828	20,052
Offering Costs [Member]
General and administrative
Total general and administrative			150,526
Rent and Facilities [Member]
General and administrative
Total general and administrative			53,483	55,600
Other [Member]
General and administrative
Total general and administrative			$ 35,918	$ 86,204